CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (53,535,956)	$ 3,975,124
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Amortization of intangible assets	8,181,251	4,977,454
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	55,683,689	15,481,200
Depreciation	33,997	13,131
Change in assets and liabilities
Accounts Receivable	2,576,519	(489,667)
Markers Receivable	28,041,878	(18,608,308)
Prepaid Expenses and Other Assets	362,809	49,941
Deferred Offering Costs Expensed	0	806,558
Lines of Credit Payable	(10,601,939)	5,448,234
Accrued Expenses	361,103	5,146,226
Net cash provided by operating activities	31,103,351	16,799,893
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for Oriental VIP Room acquisition	0	(10,000,000)
Purchase of property and equipment	(303,824)	(65,074)
Net cash used in investing activities	(303,824)	(10,065,074)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	(4,193,554)	(2,728,912)
Professional fee payment for rights offering	0	(2,067,809)
Proceeds from issuance of ordinary shares	0	29,354,850
Proceeds from shareholder loans	0	1,071,670
Repayment of shareholder loans	(3,161,390)	0
Dividend paid	0	(4,142,199)
Net cash (used in) provided by financing activities	(29,354,944)	12,487,600
Net increase in cash and cash equivalents	1,444,583	19,222,419
Effect of foreign currency translation on cash	4,630	(25,898)
Cash and cash equivalents at beginning of period	7,563,097	20,644,296
Cash and cash equivalents at end of period	9,012,310	39,840,817
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	0	34,197,930
Oriental VIP Room [Member]
Non-cash Investing Activities
Estimated contingent purchase price	0	47,813,997
Bao Li Gaming [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(13,000,000)	0
Kings Gaming [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	$ (9,000,000)	$ (9,000,000)